Assets for Rights-of-Use and Obligations for Lease Contracts - Schedule of Lease Agreements (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ 167,441	$ 176,795
Gross assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	197,255	176,795
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ (29,814)
Land Buildings And Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Years of useful life	5 years
Years of average remaining useful life	5 years
Right of use assets	$ 167,265	176,795
Land Buildings And Equipment [member] | Gross assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	197,065	$ 176,795
Land Buildings And Equipment [member] | Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ (29,800)
Other leased assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Years of useful life	3 years
Years of average remaining useful life	3 years
Right of use assets	$ 176
Other leased assets [member] | Gross assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	190
Other leased assets [member] | Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ (14)